Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000046678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Conservative Value Equity Fund, Institutional Class Shares
C000142890
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Conservative Value Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000046678
Average Annual Return [Line Items]
Average Annual Return, Percent		12.99%	16.85%	10.07%
Without Sales Load [Member] | C000142890
Average Annual Return [Line Items]
Average Annual Return, Percent		12.75%	16.57%	9.79%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	17.05%	14.39%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	17.05%	14.39%
Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		11.15%	14.28%	9.97%
Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		11.15%	14.28%	9.97%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.